SCHEDULE OF SUPPLEMENTARY CASH FLOW INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating cash flows from operating activities		$ 4,461
Right-of-use assets obtained in exchange for new operating lease liabilities
Reduction of right-of-use assets and lease liabilities for cancelation of old leases		$ 9,048